FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

22. FAIR VALUE MEASUREMENT

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis as of December 31, 2021 and 2022:

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2021	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Bank time deposits (maturing within 3 months) (i)	592,752	—	592,752	—
Short-term investments (iii)
Short-term time deposits	9,938,676	—	9,938,676	—
Long-term investments (ii)
Long-term time deposits	946,096	—	946,096	—
Held-to-maturity debt investments	134,120	—	134,120	—
Fair value measurements on a recurring basis
Short-term investments (iii)
Wealth management products	19,331,959	—	17,042,313	2,289,646
Derivative instruments	132,026	—	132,026	—
Long-term investments (ii)
Equity investments without readily determinable fair value using NAV practical expedient (iv)	126,380
Listed equity securities	153,779	153,779	—	—
Unlisted equity securities	246,007	—	—	246,007
Wealth management products	6,012,346	—	2,742,645	3,269,701
Loan receivables under fair value option	68,190	—	—	68,190
Available-for-sale debt investments	7,813,655	—	7,813,655	—
Total	45,495,986	153,779	39,342,283	5,873,544

22. FAIR VALUE MEASUREMENT (CONTINUED)

		Fair value measurement at reporting date using
		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December	assets	inputs	inputs
	31, 2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments (iii)
Short-term time deposits	3,911,410	—	3,911,410	—
Held-to-maturity debt investments	3,571,060	—	3,571,060	—
Long-term investments (ii)
Long-term time deposits	11,064,516	—	11,064,516	—
Held-to-maturity debt investments	138,485	—	138,485	—
Fair value measurements on a recurring basis
Short-term investments (iii)
Listed equity securities	70,415	70,415	—	—
Wealth management products	26,491,683	—	23,492,290	2,999,393
Available-for-sale debt investments	1,380,668	—	1,380,668	—
Long-term investments (ii)
Equity investments without readily determinable fair value using NAV practical expedient (iv)	91,005
Listed equity securities	37,134	37,134	—	—
Unlisted equity securities	84,672	—	—	84,672
Wealth management products	938,000	—	900,500	37,500
Loan receivables under fair value option	3,883	—	—	3,883
Available-for-sale debt investments	5,126,289	—	5,126,289	—
Total	52,909,220	107,549	49,585,218	3,125,448
(i)	Included in cash and cash equivalents on the Company’s consolidated balance sheets;
(ii)	Included in long-term investments on the Company’s consolidated balance sheets;
(iii)	Included in short-term investments on the Company’s consolidated balance sheets;
(iv)	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets.

22. FAIR VALUE MEASUREMENT (CONTINUED)

The following table summarizes the activities related to fair value of the short-term wealth management products:

Amounts
RMB
(in thousands)
Fair value of short-term wealth management products as of December 31, 2020 (Level 3)	—
Transfer from long-term investment	2,289,646
Fair value of short-term wealth management products as of December 31, 2021 (Level 3)	2,289,646
Transfer from long-term investment	3,317,493
Change in fair value (i)	(1,077)
Exchange adjustment	197,924
Disposal	(2,804,593)
Fair value of short-term wealth management products as of December 31, 2022 (Level 3)	2,999,393
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

The following table summarizes the activities related to fair value of the unlisted equity securities:

Amounts
RMB
(in thousands)
Fair value of unlisted equity securities as of December 31, 2020 (Level 3)	238,294
Change in fair value (i)	(10,828)
Investment Made	18,541
Fair value of unlisted equity securities as of December 31, 2021 (Level 3)	246,007
Change in fair value (i)	(159,264)
Dividend Received	(412)
Investment Made	9,472
Disposal	(11,131)
Fair value of unlisted equity securities as of December 31, 2022 (Level 3)	84,672
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

The following table summarizes the activities related to fair value of the long-term wealth management products:

Amounts
RMB
(in thousands)
Fair value of long-term wealth management products as of December 31, 2020 (Level 3)	657,550
Fair value at inception of purchased	4,931,964
Change in fair value (i)	147,422
Dividend Received	(52,059)
Exchange adjustment	(125,530)
Transfer to short-term investment	(2,289,646)
Fair value of long-term wealth management products as of December 31, 2021 (Level 3)	3,269,701
Fair value at inception of purchased	37,500
Change in fair value (i)	(84,512)
Exchange adjustment	132,304
Transfer to short-term investment	(3,317,493)
Fair value of long-term wealth management products as of December 31, 2022 (Level 3)	37,500
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

22. FAIR VALUE MEASUREMENT (CONTINUED)

The following table summarizes the activities related to fair value of the loan receivables under fair value option:

Amounts
RMB
(in thousands)
Fair value of loan receivables under fair value option as of December 31, 2020 (Level 3)	41,519
Fair value at inception of purchased	35,534
Change in fair value (i)	(8,863)
Fair value of loan receivables under fair value option as of December 31, 2021 (Level 3)	68,190
Cash collection	(24,869)
Change in fair value (i)	(39,438)
Fair value of loan receivables under fair value option as of December 31, 2022 (Level 3)	3,883
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

Assets Measured at Fair Value on a Recurring Basis

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.

Bank time deposits. Bank time deposits are valued based on the prevailing interest rates in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Loan receivables accounted for under the fair value option. The fair value of the loan receivables was estimated by using valuation models such as the binomial model with unobservable inputs including risk-free interest rate and expected volatility (Level 3).

Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Unlisted equity securities. The fair value of the investee is estimated by applying the discounted cash flow approach and the guideline public company approach. For discounted cash flow approach, major factors considered include historical financial results and assumptions including future growth rates, an estimate of weighted average cost of capital, effective tax rates. The guideline public company approach relies on publicly available market data of comparable companies and uses comparative valuation multiples of the investee’s revenue. The Group classifies the valuation techniques that use these inputs as Level 3.

Wealth management products. Wealth management products are financial products issued by commercial bank or asset management company. For investment issued by commercial bank with a variable interest rate, the Group uses alternative pricing sources and models utilizing market observable inputs to estimate the fair value, and the Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement. For financial product issued by asset management company, whose fair value is determined based on the expected cash flows and discounted by using the unobservable expected return, such as dealer quotes for similar instruments, the Group classifies the valuation techniques that use these inputs as Level 3.

22. FAIR VALUE MEASUREMENT (CONTINUED)

Available-for-sale debt investments. Available-for-sale debt investments are debt instruments or preferred shares issued by banks and other financial institutions that are redeemable at the issuer’s option, which are measured at fair value. Available-for-sale debt investments that are redeemable at the issuer’s option have no contractual maturity date. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Held-to-maturity debt investments. Held-to-maturity debt investments were mainly debt instruments issued by financial institutions and private companies with maturities of greater than one year and for which the Group has the positive intent and ability to hold those securities to maturity. The Group account for the held-to-maturity debt securities at amortized cost less allowance for credit losses. The Group determines the fair value of the debt securities using quoted prices in less active markets, and accordingly the Group categorizes the unsecured senior notes as Level 2 in the fair value hierarchy.

Derivative instruments. Derivative instruments are mainly financial products issued by commercial bank linked to the forward exchange rate. Fair value is provided by the commercial bank using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

For recurring fair value measurements categorized within Level 3 of the fair value hierarchy, a change in those significant unobservable inputs to a different amount might result in a significantly higher or lower fair value measurement at the reporting date.

Assets Measured at Fair Value on a Non-Recurring Basis

Investments without readily determinable fair value. For those investments without readily determinable fair value, the Group measures them at fair value when observable price changes are identified or impairment charge were recognized. The fair values of the Group’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates or based on the similar transaction price in the market directly. The Group classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The Group also measures equity investments without readily determinable fair values at fair value on a non-recurring basis when an impairment charge is to be recognized. As of December 31, 2021 and 2022 certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment charges incurred and recorded in earnings for the years then ended. The fair value of the privately held investments is valued based on the discounted cash flow model with unobservable inputs including the discount curve of market interest rates, or valued based on market approach with unobservable inputs including selection of comparable companies and multiples and estimated discount for lack of marketability. Impairment recorded for equity method investments for the years ended December 31, 2020, 2021 and 2022 was RMB26.7 million, RMB2.9 million and nil, respectively. Impairment recorded for investments without readily determinable fair value for the years ended December 31, 2020, 2021 and 2022 was RMB9.0 million, RMB183.8 million and RMB591.9 million, respectively.

Non-financial assets. The Group’s non-financial assets, such as intangible assets, goodwill and property, plant and equipment, would be measured at fair value only if they were determined to be impaired.

The Group reviews the long-lived assets and certain identifiable intangible assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Impairment loss for those assets were recognized based on the impairment test using discounted cash flow method. The impairment recognized on the intangible assets and long-lived assets based on management’s assessment amount to RMB213.4 million, RMB14.3 million and RMB6.3 million, for the years ended December 31, 2020, 2021 and 2022, respectively.

22. FAIR VALUE MEASUREMENT (CONTINUED)

The Group has a policy to perform goodwill impairment testing at the reporting unit level on December 31 annually, and between annual tests whenever a triggering event occurs. When performing the quantitative impairment test at reporting unit level, the Group considers a number of factors including but not limited to expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry. The impairment recognized on goodwill based on management’s assessment amount to RMB22.7 million, RMB732.4 million and RMB141.8 million for the years ended December 31, 2020, 2021 and 2022, respectively. The fair value of reporting units was determined using Level 3 inputs.